Shareholders' Equity (Details) - USD ($)	Aug. 20, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized		100,000,000		100,000,000
Ordinary shares, issued		17,587,388		17,356,090
Ordinary shares, par value (in Dollars per share)		$ 0.003		$ 0.003
Share capital (in Dollars)		$ 52,763		$ 52,069
Subscription receivable (in Dollars)		$ (50,000)
Bottom of range [member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.001
Ordinary shares, authorized		100,000,000
Ordinary shares, issued			43,700
Top of range [member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.003
Ordinary shares, authorized		300,000,000
Ordinary shares, issued			187,598